Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Mar. 31, 2023
Prepaid Expenses and Other Current Assets [Abstarct]
Schedule of Prepaid Expenses and Other Current Assets	As of September 30, 2022 and March 31, 2023, prepaid expenses and other current assets consisted of the following:
	2022	2023
	(audited)
Short-term receivables due to disposal of Tianjin Jiahao	$-	$2,762,610
VAT prepayment	-	211,721
Security deposits	-	93,191
Prepaid professional service fee	42,173	46,232
Prepaid rental fee	57,214	28,685
Prepaid exhibition fee	7,169	-
Other	60,544	136,298
Prepaid expenses and other current assets	$167,100	$3,278,737